Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	$ (62,753)	$ (44,414)	$ (37,162)
Unrealized gains (losses) on derivative instruments	(277)	(34,306)	(3,788)
Gain (loss) on derivative instruments, net	(63,030)	(78,720)	(40,950)
Interest Rate Swap Agreement [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(62,660)	(42,495)	(36,222)
Unrealized gains (losses) on derivative instruments	(9,677)	(34,906)	(11,143)
Gain (loss) on derivative instruments, net	(72,337)	(77,401)	(47,365)
Toledo Spirit Time Charter Derivative [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(93)	(1,919)	(940)
Unrealized gains (losses) on derivative instruments	9,400	600	7,355
Gain (loss) on derivative instruments, net	$ 9,307	$ (1,319)	$ 6,415